Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”), and Item 402(v) of Regulation S-K, the Company is providing the following information about the relationship between executive “compensation actually paid” (as computed in accordance with Item 402(v)) and certain financial performance of the Company. The Compensation Committee did not consider this Pay versus Performance disclosure in making its pay decisions for any of the years shown. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis- Our Compensation Philosophy.”
Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Based On Value of Initial Fixed $100 Investment:		Net Income (thousands)[7]	Fully Diluted Operating EPS[8]
					Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$2,517,123	$1,778,133	$1,037,853	$818,007	$102.55	$143.30	$131,924	$3.36
2022	$349,619	$2,077,067	$793,121	$811,479	$132.83	$118.71	$188,081	$3.58
2021	$3,154,969	$3,271,781	$1,195,097	$1,177,734	$152.95	$127.53	$189,694	$3.49
2020	$5,186,791	$2,166,297	$939,963	$637,487	$125.09	$93.33	$164,676	$3.24
2019	$5,160,027	$4,108,305	$1,365,783	$1,681,224	$138.48	$102.20	$169,063	$3.29
[1]
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Tryniski (the Company’s CEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation Disclosure Tables – Summary Compensation Table.” Mr. Tryniski retired from his position as President and CEO, effective December 31, 2023.

[2]
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Tryniski, as computed in accordance with Item 402(v) of Regulation S-K. The amounts set forth in this column do not reflect the amount of compensation earned by or paid to Mr. Tryniski during the applicable year but are calculated in accordance with Item 402(v) as required. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Tryniski’s total compensation as set forth in the Summary Compensation Table for each year to determine the compensation actually paid under Item 402(v):

Adjustments Made to Calculate Compensation Actually Paid to CEO
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO
2023	$2,517,123	($1,001,535)	$306,050	($66,605)	$23,100	$1,778,133
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for year 2023.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Adjustments Made to Calculate Value of Equity Awards Paid to CEO
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$853,519	($438,535)	$—	($129,889)	$—	$20,955	$306,050
(c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Tryniski during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. Pursuant to the terms of his Supplemental Executive Retirement Plan Agreement, Mr. Tryniski ceased accruing service credits effective January 1, 2022. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Adjustments Made to Calculate Value of Pension Benefits Paid to CEO
Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2023	$23,100	$—	$23,100
[3]
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Tryniski, who has served as our CEO from 2006 through December 31, 2023) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Tryniski) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Ms. Gillan-Myer and Messrs, Sutaris, Karaivanov, and Levy; (ii) for 2022, Ms. Gillan-Myer and Messrs, Sutaris, Karaivanov, Levy, George J. Getman, the Company’s former Executive Vice President and General Counsel, and Joseph F. Serbun, the Company’s former President of Retail Banking; (iii) for 2021, Messrs. Sutaris, Karaivanov, Getman and Serbun; (iv) for 2020, Messrs. Sutaris, Getman, Serbun, and Joseph J. Lemchak, the Company’s former Senior Vice President and Chief Investment Officer; and (v) for 2019, Messrs. Sutaris, Getman, Serbun, and Scott A. Kingsley, the Company’s former Executive Vice President and COO.

[4]
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Tryniski), as computed in accordance with Item 402(v) of Regulation S-K. The amounts set forth in this column do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Tryniski) during the applicable year but are calculated in accordance with Item 402(v). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Tryniski) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Adjustments Made to Calculate Compensation Actually Paid to Other NEOs
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,037,853	($338,200)	$138,547	($58,268)	$38,075	$818,007
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Adjustments Made to Calculate Value of Equity Awards Paid to Other NEOs
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$280,829	($120,776)	$—	($29,412)	$—	$7,906	$138,547
(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:
Adjustments Made to Calculate Value of Pension Benefits Paid to Other NEOs
Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2023	$38,075	$—	$38,075
[5]
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

[6]
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: KBW Regional Banking Index.

[7]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
[8]
The Company’s fully-diluted operating earnings per share (“Operating EPS”) (non-GAAP) is defined as the Company’s fully-diluted GAAP earnings per share adjusted for, net of tax effect, acquisition expenses, acquisition-related contingent consideration, acquisition-related provision for credit losses, gains (losses) on sales of investment securities, unrealized (gain) loss on equity securities, restructuring expenses, litigation accrual and gain on debt extinguishment (see page 75 of the Company’s Form 10-K filed with the SEC on February 29, 2024 for additional details regarding the calculation of Operating EPS).

Company Selected Measure Name	fully-diluted operating earnings per share
Named Executive Officers, Footnote
[1]
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Tryniski (the Company’s CEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation Disclosure Tables – Summary Compensation Table.” Mr. Tryniski retired from his position as President and CEO, effective December 31, 2023.

[3]
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Tryniski, who has served as our CEO from 2006 through December 31, 2023) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Tryniski) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Ms. Gillan-Myer and Messrs, Sutaris, Karaivanov, and Levy; (ii) for 2022, Ms. Gillan-Myer and Messrs, Sutaris, Karaivanov, Levy, George J. Getman, the Company’s former Executive Vice President and General Counsel, and Joseph F. Serbun, the Company’s former President of Retail Banking; (iii) for 2021, Messrs. Sutaris, Karaivanov, Getman and Serbun; (iv) for 2020, Messrs. Sutaris, Getman, Serbun, and Joseph J. Lemchak, the Company’s former Senior Vice President and Chief Investment Officer; and (v) for 2019, Messrs. Sutaris, Getman, Serbun, and Scott A. Kingsley, the Company’s former Executive Vice President and COO.

Peer Group Issuers, Footnote
[6]
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: KBW Regional Banking Index.

PEO Total Compensation Amount	$ 2,517,123	$ 349,619	$ 3,154,969	$ 5,186,791	$ 5,160,027
PEO Actually Paid Compensation Amount	$ 1,778,133	2,077,067	3,271,781	2,166,297	4,108,305
Adjustment To PEO Compensation, Footnote
[2]
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Tryniski, as computed in accordance with Item 402(v) of Regulation S-K. The amounts set forth in this column do not reflect the amount of compensation earned by or paid to Mr. Tryniski during the applicable year but are calculated in accordance with Item 402(v) as required. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Tryniski’s total compensation as set forth in the Summary Compensation Table for each year to determine the compensation actually paid under Item 402(v):

Adjustments Made to Calculate Compensation Actually Paid to CEO
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO
2023	$2,517,123	($1,001,535)	$306,050	($66,605)	$23,100	$1,778,133
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for year 2023.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Adjustments Made to Calculate Value of Equity Awards Paid to CEO
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$853,519	($438,535)	$—	($129,889)	$—	$20,955	$306,050
(c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Tryniski during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. Pursuant to the terms of his Supplemental Executive Retirement Plan Agreement, Mr. Tryniski ceased accruing service credits effective January 1, 2022. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Adjustments Made to Calculate Value of Pension Benefits Paid to CEO
Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2023	$23,100	$—	$23,100

Non-PEO NEO Average Total Compensation Amount	$ 1,037,853	793,121	1,195,097	939,963	1,365,783
Non-PEO NEO Average Compensation Actually Paid Amount	$ 818,007	811,479	1,177,734	637,487	1,681,224
Adjustment to Non-PEO NEO Compensation Footnote
[4]
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Tryniski), as computed in accordance with Item 402(v) of Regulation S-K. The amounts set forth in this column do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Tryniski) during the applicable year but are calculated in accordance with Item 402(v). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Tryniski) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Adjustments Made to Calculate Compensation Actually Paid to Other NEOs
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,037,853	($338,200)	$138,547	($58,268)	$38,075	$818,007
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Adjustments Made to Calculate Value of Equity Awards Paid to Other NEOs
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$280,829	($120,776)	$—	($29,412)	$—	$7,906	$138,547
(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:
Adjustments Made to Calculate Value of Pension Benefits Paid to Other NEOs
Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2023	$38,075	$—	$38,075

Compensation Actually Paid vs. Total Shareholder Return
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Compensation Discussion and Analysis- Our Compensation Philosophy,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy that aligns the NEOs compensation with measures determined by the Compensation Committee to drive long-term value for the Shareholders. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance Table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore the Company’s performance measures may not specifically align with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following disclosure and, pursuant to SEC rules, the information in this Pay versus Performance section shall not be deemed to be incorporated by reference into any Company filing under the Securities Act of 1933, as amended, or Securities Exchange Act of 1934, as amended, unless expressly incorporated by specific reference in such filing.
Compensation Actually Paid and Cumulative TSR
The following graph sets forth the relationship between amount of compensation actually paid to Mr. Tryniski, the average amount of compensation actually paid to the Company’s other NEOs as a group (excluding Mr. Tryniski), and the Company’s cumulative TSR value over the five years presented in the table.

Compensation Actually Paid vs. Net Income
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Compensation Discussion and Analysis- Our Compensation Philosophy,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy that aligns the NEOs compensation with measures determined by the Compensation Committee to drive long-term value for the Shareholders. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance Table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore the Company’s performance measures may not specifically align with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following disclosure and, pursuant to SEC rules, the information in this Pay versus Performance section shall not be deemed to be incorporated by reference into any Company filing under the Securities Act of 1933, as amended, or Securities Exchange Act of 1934, as amended, unless expressly incorporated by specific reference in such filing.
Compensation Actually Paid and Net Income
The following graph sets forth the relationship between the amount of compensation actually paid to Mr. Tryniski, the average amount of compensation actually paid to the Company’s other NEOs as a group (excluding Mr. Tryniski), and the Company’s net income over the five years presented in the table.

Compensation Actually Paid vs. Company Selected Measure
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Compensation Discussion and Analysis- Our Compensation Philosophy,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy that aligns the NEOs compensation with measures determined by the Compensation Committee to drive long-term value for the Shareholders. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance Table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore the Company’s performance measures may not specifically align with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following disclosure and, pursuant to SEC rules, the information in this Pay versus Performance section shall not be deemed to be incorporated by reference into any Company filing under the Securities Act of 1933, as amended, or Securities Exchange Act of 1934, as amended, unless expressly incorporated by specific reference in such filing.
Compensation Actually Paid and Operating Earnings Per Share
The following graph sets forth the relationship between the amount of compensation actually paid to Mr. Tryniski, the average amount of compensation actually paid to the Company’s other NEOs as a group (excluding Mr. Tryniski), and the Company’s Operating EPS over the five years presented in the table.

Total Shareholder Return Vs Peer Group
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Compensation Discussion and Analysis- Our Compensation Philosophy,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy that aligns the NEOs compensation with measures determined by the Compensation Committee to drive long-term value for the Shareholders. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance Table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore the Company’s performance measures may not specifically align with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following disclosure and, pursuant to SEC rules, the information in this Pay versus Performance section shall not be deemed to be incorporated by reference into any Company filing under the Securities Act of 1933, as amended, or Securities Exchange Act of 1934, as amended, unless expressly incorporated by specific reference in such filing.
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The following graph compares the Company’s cumulative TSR over the five year period to that of KBW Regional Banking Index during the same period (assumes reinvestment of dividends).

Tabular List, Table
Financial Performance Measures
As described in greater detail in “Compensation Discussion and Analysis- Our Compensation Philosophy,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both its long-term and short-term incentive awards are selected based on an objective of incentivizing the NEOs to increase the value of the Company for its Shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•	Operating Earnings Per Share Growth
•	Three-Year TSR Rank Relative to KRX
•	Three-Year Average Return on Average Tangible Common Equity
•	Pre-tax Operating Earnings Growth of Financial Subsidiaries
•	Operating Efficiency and Asset Quality
•	Commercial Banking Goals
•	Retail Banking Goals
Each of the above performance measures are components of either the Company’s MIP, the Company's short-term incentive compensation program, or its performance-based restricted stock and non-qualified stock option equity awards.

Total Shareholder Return Amount	$ 102.55	132.83	152.95	125.09	138.48
Peer Group Total Shareholder Return Amount	143.3	118.71	127.53	93.33	102.2
Net Income (Loss)	$ 131,924,000	$ 188,081,000	$ 189,694,000	$ 164,676,000	$ 169,063,000
Company Selected Measure Amount | $ / shares	3.36	3.58	3.49	3.24	3.29
PEO Name	Mr. Tryniski	Mr. Tryniski	Mr. Tryniski	Mr. Tryniski	Mr. Tryniski
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Earnings Per Share Growth
Non-GAAP Measure Description
[8]
The Company’s fully-diluted operating earnings per share (“Operating EPS”) (non-GAAP) is defined as the Company’s fully-diluted GAAP earnings per share adjusted for, net of tax effect, acquisition expenses, acquisition-related contingent consideration, acquisition-related provision for credit losses, gains (losses) on sales of investment securities, unrealized (gain) loss on equity securities, restructuring expenses, litigation accrual and gain on debt extinguishment (see page 75 of the Company’s Form 10-K filed with the SEC on February 29, 2024 for additional details regarding the calculation of Operating EPS).

Measure:: 2
Pay vs Performance Disclosure
Name	Three-Year TSR Rank Relative to KRX
Measure:: 3
Pay vs Performance Disclosure
Name	Three-Year Average Return on Average Tangible Common Equity
Measure:: 4
Pay vs Performance Disclosure
Name	Pre-tax Operating Earnings Growth of Financial Subsidiaries
Measure:: 5
Pay vs Performance Disclosure
Name	Operating Efficiency and Asset Quality
Measure:: 6
Pay vs Performance Disclosure
Name	Commercial Banking Goals
Measure:: 7
Pay vs Performance Disclosure
Name	Retail Banking Goals
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,001,535)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	306,050
PEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,605)
PEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,100
PEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	853,519
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(438,535)
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(129,889)
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,955
PEO | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,100
PEO | Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(338,200)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	138,547
Non-PEO NEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,268)
Non-PEO NEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,075
Non-PEO NEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	280,829
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(120,776)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,412)
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,906
Non-PEO NEO | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,075
Non-PEO NEO | Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0